EVENTS OCCURRING AFTER BALANCE SHEET DATE	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
EVENTS OCCURRING AFTER BALANCE SHEET DATE

32 EVENTS OCCURRING AFTER BALANCE SHEET DATE

The Company has assessed all events occurred from December 31, 2025, up through March 31, 2026, which is the date that these consolidated financial statements are available to be issued. Other than the events disclosed below, there are not any material subsequent events that would require disclosure in these consolidated financial statements.

On January 14, 2026, the Company issued and allotted 4,400 ordinary shares pursuant to its ATM offering program for gross proceeds of approximately US$6,000.